OPERATING, SELLING AND GENERAL EXPENSE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING, SELLING AND GENERAL EXPENSE
Contract services	$ 4,090	$ 4,165
Employee costs	3,884	2,813
Materials	880	951
Energy	1,500	1,113
Equipment rentals and leases	418	361
Travel, marketing and other	594	391
Total operating, selling and general expense	11,366	9,794
Transportation and distribution expense	1,479	1,551
Contract services and employee costs	8,600	7,500
Contract services and employee costs in operating, selling and general	8,000	7,000
Contract services and employee costs in property, plant and equipment	$ 600	500
Reclassification, Adjustment
OPERATING, SELLING AND GENERAL EXPENSE
Total operating, selling and general expense		(133)
Transportation and distribution expense		$ 133